Provisions - Restructuring and other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions
At beginning of year	$ 133	$ 105
Acquisitions		42
Provided	38	60
Utilization	(33)	(29)
Paid	(31)	(42)
Exchange	7	(3)
At end of year	114	133
Restructuring
Provisions
At beginning of year	23	20
Provided	12	28
Utilization	(2)	(12)
Paid	(10)	(11)
Exchange	2	(2)
At end of year	25	23
Other provisions
Provisions
At beginning of year	110	85
Acquisitions		42
Provided	26	32
Utilization	(31)	(17)
Paid	(21)	(31)
Exchange	5	(1)
At end of year	$ 89	$ 110